LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Future Minimum Lease Payments of Capital Leases
Annual future minimum lease payments of capital leases for the next five years are as follows:

Years ended December 31,
2017	$940,307
2018	17,325
2019	17,325
2020	17,325
2021	10,106
Total capital lease payments	1,002,388
Less amount representing interest	(81,427)
Total future minimum lease payments	920,961
Less current portion of capital leases	(865,049)
Long term portion of capital leases	$55,912

Schedule of Operating Lease Commitments
Operating lease commitments for the next five years are as follows:

Years ended December 31,
2017	$750,225
2018	638,985
2019	637,663
2020	636,211
2021	417,850
Total operating lease commitments	$3,080,934